GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2018
Statements Line Items
GENERAL AND ADMINISTRATIVE [Text Block]
16.	GENERAL AND ADMINISTRATIVE

	December 31	December 31
	2018	2017

Depreciation and depletion	$254	$282
Share-based compensation	2,179	2,407
Salaries, wages and benefits	3,038	2,240
Direct general and administrative	3,155	2,985
	$8,626	$7,914
Included in salaries, wages and benefits is an $88 expense of directors’ deferred share units for the year ended December 31, 2018 (December 31, 2017 – recovery of $484).